Note 41 Derivatives hedge accounting (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	€ (812)	€ 1,361	€ (1,866)
Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(795)	1,406	(1,651)
Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(17)	(45)	(214)
Interest rate agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	427	522	73
Securities agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(402)	1,653	(1,500)
Credit derivative agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(56)	16	(255)
Foreign exchange agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(431)	(658)	40
Other agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(332)	(127)	(9)
Fair value hedges ineffectivenes [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(10)	(51)	(235)
Hedging derivative fair value ineffectiveness [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(114)	(229)	90
Hedged item fair value ineffectiveness [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	103	178	(325)
Cash flow hedges ineffectiveness [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	€ (7)	€ 6	€ 21